                                UNITED STATES

                     SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2000
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Check here if Amendment [   ]; Amendment Number:
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This Amendment [Check only one.]:    [   ]  is a restatement
                                     [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       The Canyon Value Realization Fund (Cayman), Ltd.

Address:    P.O. Box 2003GT, Grand Pavilion Commercial Centre
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            Bougainvillea Way, 802 West Bay Road
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            Grand Cayman, Cayman Islands, B.W.I.
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Form 13F File Number: 28-6844
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       R. Christian B. Evensen
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Title:      Director
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Phone:      (345) 949-7942

Signature, Place and Date of Signing:

/s/ R. Christian B. Evensen         Beverly Hills, California        11/08/2000
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      [Signature]                        [City, State]                 [Date]

Report Type (Check only one):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         No.      Form 13F File Number        Name

         1        28-7392                     Canyon Capital Advisors LLC


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